Investments in Other Companies (Details) - Schedule of Investments in Other Companies - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Assets	$ 65,082	$ 56,177	$ 46,923	$ 42,338
Servipag Ltda [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	50.00%	50.00%
Assets	$ 7,832	$ 6,831
Artikos Chile S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	50.00%	50.00%
Assets	$ 1,840	$ 1,520
Joint Venture [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Assets	$ 9,672	$ 8,351
Transbank S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	26.16%	26.16%
Assets	$ 36,084	$ 29,015
Centro de Compensación Automatizado S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	33.33%	33.33%
Assets	$ 4,862	$ 5,172
Redbanc S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	38.13%	38.13%
Assets	$ 4,783	$ 4,400
Administrador Financiero del Transantiago S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	20.00%	20.00%
Assets	$ 4,285	$ 4,366
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	26.81%	26.81%
Assets	$ 2,394	$ 2,066
Sociedad Imerc OTC S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	12.33%	12.33%
Assets	$ 1,803	$ 1,662
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Ownership Interest	15.00%	15.00%
Assets	$ 1,199	$ 1,145
Associates [Member]
Investments in Other Companies (Details) - Schedule of Investments in Other Companies [Line Items]
Assets	$ 55,410	$ 47,826